Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2024
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements

Note 11: Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations. Accounting pronouncements issued by the FASB since filing the Annual Report on Form 10-K for the year ended December 31, 2023 did not or are not believed by management to have a material impact on the Company’s present or future financial statements.